Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of subsidiaries

Subsidiaries	Country of Incorporation	Ownership % 2025	Ownership % 2024	Functional Currency
Marketplace Technologies Nigeria Limited	Nigeria	100	100	Nigerian Naira
RedCloud Peru S.A.C	Peru	100	100	Peruvian Sol
RedCloud Technology Argentina SA	Argentina	100	100	United States Dollar
RedCloud IP Limited	United Kingdom	100	100	British Pound
RedCloud Technologies Brazil Servicos Digitais Ltda	Brazil	100	100	Brazilian Real
RedCloud Technologies (Pty) Ltd	South Africa	100	100	South African Rand
RedCloud Technologies (Portugal) Unipessoal Lda	Portugal	100	100	European Euro
RedCloud Technologies, Inc.	United States	100	100	United States Dollar
RedCloud Technologies UK Ltd	United Kingdom	100	100	British Pound